Lease - Schedule of Leases Cost (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule Of Leases Cost Abstract
Operating lease assets, net	$ 154,556	$ 67,934
ROU assets	316,234	174,344
Accumulated amortization	(161,678)	(106,410)
Operating lease liabilities – current	52,217	6,382
Operating lease liabilities – non-current	54,331	13,550
Total operating lease liabilities	106,548	19,932
Finance lease assets, net	0	43,520
Vehicle	0	74,606
Accumulated amortization	0	(31,086)
Finance lease liabilities – current	0	21,893
Finance lease liabilities – non-current	0	0
Total finance lease liabilities	0	21,893
Financing cash payments for finance leases	21,598	23,659	$ 24,067
Operating lease	$ 139,933	$ 0	$ 32,742